Summary of Significant Accounting Policies - Changes in contract liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies
Beginning balance	$ 267
Revenues recognized	(981)
Increase due to billings	861
Ending balance	$ 147